American Funds Global Growth Portfolio (SM)
American Funds Global Growth Portfolio (SM)

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

August 22, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

For each respective fund, the table in the summary prospectus and the Summary section of the prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section and the table under the heading “Example” in the “Fees and expenses of the fund” section are amended in its entirety as follows:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Global Growth Portfolio (SM)	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.26%	1.00%	1.00%	0.25%	none	0.14%	1.00%	1.00%	0.50%	none	0.98%	0.75%	0.50%	0.25%	none	none
Other expenses	0.19%	0.21%	0.20%	0.22%	0.21%	0.30%	0.30%	0.30%	0.25%	0.31%	0.18%	0.47%	0.27%	0.19%	0.15%	0.12%
Acquired (underlying) fund fees and expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Total annual fund operating expenses	1.06%	1.82%	1.81%	1.08%	0.82%	1.05%	1.91%	1.91%	1.36%	0.92%	1.77%	1.83%	1.38%	1.05%	0.76%	0.73%
Fee waiver3	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver	0.96%	1.72%	1.71%	0.98%	0.72%	0.95%	1.81%	1.81%	1.26%	0.82%	1.67%	1.73%	1.28%	0.95%	0.66%	0.63%

Example
Expense Example American Funds Global Growth Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class A	667	883	1,117	1,786
Class B	675	963	1,176	1,929
Class C	274	560	971	2,118
Class F-1	100	334	586	1,308
Class F-2	74	252	445	1,004
Class 529-A	686	920	1,170	1,878
Class 529-B	704	1,029	1,279	2,100
Class 529-C	304	629	1,079	2,322
Class 529-E	148	460	793	1,727
Class 529-F-1	104	323	558	1,226
Class R-1	170	547	950	2,076
Class R-2	176	566	981	2,140
Class R-3	130	427	746	1,649
Class R-4	97	324	570	1,274
Class R-5	67	233	413	933
Class R-6	64	223	396	897

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Funds Global Growth Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class B	175	563	976	1,929
Class C	174	560	971	2,118
Class 529-B	204	629	1,079	2,100
Class 529-C	204	629	1,079	2,322